Loans (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 JPY (¥)
Loans [Line Items]
Fixed interest rate		2.89%		2.89%
Weighted average interest rate		3.85%	3.91%	3.85%
Interest expense	$ 231	¥ 1,565	¥ 1,752
Working capital credit facility (in Dollars) | $
Foreign Exchange Swap Contract [Member]
Loans [Line Items]
fixed exchange rate		0.04641		0.04641
Principal amount		¥ 10,600
Tokyo Overnight Average [Member]
Loans [Line Items]
Principal amount				¥ 227.7